Schedule of carrying amounts and fair value of the company's financial instruments (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 08, 2022 CZK (Kč)
IfrsStatementLineItems [Line Items]
Cash	$ 445	$ 677
Amounts receivable	3,367	312
Unbilled revenue	2,640		$ 8
Investments	776	849
Financial assets	11,940	4,536
Accounts payable and accrued liabilities	4,826	4,388
Bank loan	32	38
Government loans	141	274
Loan payable	32	71		Kč 2,500,000
Financial liabilities	8,201	8,101
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash	445	677
Amounts receivable	3,367	312
Unbilled revenue	2,640
Investments	776	849
Financial assets	7,228	1,838
Accounts payable and accrued liabilities	4,826	4,388
Project financing	167	182
Bank loan	32	71
Government loans	273	391
Loan payable	269
Financial liabilities	5,567	5,032
Financial assets at fair value, class [member]
IfrsStatementLineItems [Line Items]
Cash	445	677
Amounts receivable	3,367	312
Unbilled revenue	2,640
Investments	776	849
Financial assets	7,228	1,838
Accounts payable and accrued liabilities	4,826	4,388
Project financing		182
Bank loan	33	71
Government loans	186	391
Loan payable	275
Financial liabilities	$ 5,320	$ 5,032